Note 17 - Lease Liabilities and Other Loans (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Additions to right-of-use assets	$ 1,100
Cash outflow for leases	$ 7,639
Bottom of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	180 days
Top of range [member]
Statement Line Items [Line Items]
Right-of-use assets, Term of Contract (Month)	6 years